Taxation - Disclosure of Movement in Net Deferred Tax Liabiilty (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Reconciliation of changes in deferred tax liability (asset)
Balance at beginning of year	R 2,105	R 1,383
Expense per income statement	666	1,080
Tax expense/(credit) directly charged to other comprehensive income1	40	(358)
Balance at end of year	2,811	2,105
Deferred tax assets	(140)	(189)
Deferred tax liabilities	2,951	2,294
Unredeemed Capital Expenditures Related To Temporary Differences, Deferred Tax [Member]
Reconciliation of changes in deferred tax liability (asset)
Deferred tax assets	R (2,623)	R (3,761)